RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTION
Schedule of transactions with related parties

Related parties

Name of related parties	Relationship with the Group

Mr. Chimin Cao	Chairman of the Board of Directors of the Company
Ms. Yanlai Shi	Director and Chief Executive Officer of the Company
Ms. Zhiying Li	Spouse of Mr. Chimin Cao
Beijing Meihuilihe Technology Co., Ltd.	Entity controlled by Ms. Yanlai Shi
Beijing Jindianshike Trading Co., Ltd.	Entity controlled by Ms. Yanlai Shi
Beijing Dongrundadi Co., Ltd.	Entity controlled by Mr. Chimin Cao
Hainan RYB	Equity method long-term investee of the Group
Glossy Growth Limited (“Glossy Growth”) (iii)	Entity controlled by the Founders

The significant related party transactions are as follows:

	Years ended December 31,
	2015	2016	2017

Rental expense recorded:
Ms. Zhiying Li (i)	310	294	293

	310	294	293

The significant balances between the Group and its related parties are as follows:

	As of December 31,
	2016	2017
Amounts due from:
Beijing Meihuilihe Technology Co., Ltd. (ii)	3,330	—
Beijing Dongrundadi Co., Ltd. (ii)	72	—
Mr. Chimin Cao (ii)	29	—
Mr. Yanlai Shi (ii)	14	—
Beijing Jindianshike Trading Co., Ltd. (ii)	271	—
Hainan RYB (ii)	100	126

	3,816	126

(i)	The transactions with the related party shown above represent the rental expenses recorded in each year.

(ii)	The balances with related parties were interest-free, unsecured and repayable on demand.

(iii)	In March, 2017, the Company entered into an agreement with Glossy Growth, a company controlled by the Founders, for an interest-free loan of $1,010 to Glossy Growth.